Bank Loans and issuance of Debt Securities - Summary of Unpaid Balance of Loan - Loans Contracted with Banking Institutions and Third Parties (Detail) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	$ 34,345,337
Less - Current portion	(1,654,891)	$ (164,668)	$ (1,159,590)
Long-term borrowings (Note 16.a)	6,232,858	5,196,240	6,195,576
Long-term Debt and Payable [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	7,887,749	5,360,908	7,355,166
Unsecured Loan With MBJA In June 2007 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	211,754	225,119	218,176
Unsecured Loan With MBJA In February 2009 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	9,874	10,498	10,174
Unsecured Loan With GAP On January 19, 2016 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans		1,965,724	1,905,101
Unsecured Loan With GAP On February 15, 2016 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans		1,965,724	1,905,101
Unsecured Loan With MBJA on December 28, 2017 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	387,230	576,338	718,153
Unsecured Loan With GAP On April 13, 2020 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans			1,000,000
Unsecured Loan With GAP On May 15, 2020 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans			1,000,000
Unsecured Loan With MBJA On September 3, 2020 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	580,845	$ 617,505	$ 598,461
Unsecured Loan With GAP On March 18, 2022 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	1,849,023
Unsecured Loan With GAP On March 18, 2022 Annual Interest Rate Of 2.45% [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	1,849,023
Unsecured Loan With GAP On November 07, 2022 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	1,500,000
Unsecured Loan With GAP On December 09, 2022 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	$ 1,500,000